Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Sales	$ 501,333	$ 87,520	$ 987,431	$ 571,945
Cost of Sales	253,163	29,300	402,665	388,756
Gross Margin	248,170	58,220	584,766	183,189
Operating expenses
Sales and marketing	542,659	445,525	1,989,837	1,188,207
Research and development	676,743	685,909	2,825,200	2,663,146
General and administrative	979,479	627,606	3,585,484	3,346,230
Share-based compensation expense (Note 11)	595,412	251,048	1,540,580	1,001,950
Amortization (Note 4)	71,053	92,949	323,905	550,080
Depreciation (Note 7)	17,595	24,552	89,026	79,868
Total operating expenses	2,882,941	2,127,589	10,354,032	8,829,481
Other (income) expense
Foreign exchange	(41,134)	98,561	102,999	71,573
Accretion expense (Note 8)	134,251	0	1,937,308	0
Fair value adjustment (Note 8)	44,087	0
Interest expense (Note 8)			1,297,205	43,735
Share premium (Note 8)			1,249,994	0
(Gain) loss on market to market revaluation	(2,048,697)	0	376,674	0
Other expense	37,420	72,588
Other income			(107,656)	(692,198)
Total other (income) expenses	(1,874,073)	171,149	4,856,524	(576,890)
Net loss and comprehensive loss for the period	$ (760,698)	$ (2,240,518)	$ (14,625,790)	$ (8,069,402)
Loss per share - basic and diluted (Note 16)			$ (0.14)	$ (0.09)
Weighted average number of shares outstanding - basic and diluted (Note 16)			100,980,341	91,784,976
Loss per share – basic	$ 0.00	$ (0.02)	$ (0.14)	$ (0.09)
Loss per share – diluted	$ 0.00	$ (0.02)	$ (0.14)	$ (0.09)
Weighted average number of shares outstanding – basic	257,509,141	96,959,284
Weighted average number of shares outstanding – diluted	257,509,141	96,959,284